Transactions with related parties - DSI (Details) $ in Thousands	Nov. 29, 2021 USD ($) subsidiary shares	Nov. 29, 2021 USD ($) shares	Nov. 29, 2021 USD ($) item shares	Nov. 29, 2021 USD ($) Vote shares	Nov. 08, 2021 subsidiary	Nov. 08, 2021	Nov. 08, 2021 item	Jun. 30, 2022 USD ($) shares	Dec. 31, 2021 USD ($) shares	Nov. 03, 2021 shares
Related Party Transaction [Line Items]
Preferred stock, shares issued								510,000	510,000
Due from a related party (Note 3(c)) | $								$ 70	$ 70
Series B Preferred Stock
Related Party Transaction [Line Items]
Preferred stock, shares issued	500,000	500,000	500,000	500,000					500,000
Number of votes | Vote				2,000
Percentage of the total number of votes		34.00%
Maximum percentage of total number of votes entitled to vote including common stock or any other voting security		49.00%
Preferred stock Series C
Related Party Transaction [Line Items]
Preferred stock, shares issued	10,000	10,000	10,000	10,000				10,000	10,000
Diana Shipping Inc
Related Party Transaction [Line Items]
Number of vessel-owning subsidiaries contributed	3	3
Working capital contributed | $	$ 1,000	$ 1,000	$ 1,000	$ 1,000
Percentage of the total number of votes		34.00%
Right of first refusal over number of drybulk carriers						6	6
Aggregate fair value of vessels | $	$ 46,040	$ 46,040	$ 46,040	46,040
Number Of Vessels Contributed to the Entity	3		3
Economic interest of preferred share | $	$ 0	0	$ 0	0
Preferred share recorded at par | $	5	5	5	5
Due from a related party (Note 3(c)) | $	$ 70	$ 70	$ 70	$ 70				$ 70	$ 70
Diana Shipping Inc | Minimum
Related Party Transaction [Line Items]
Number of vessels the entity has the right, but not the obligation, to purchase					1	1
Diana Shipping Inc | Maximum [Member]
Related Party Transaction [Line Items]
Number of vessels the entity has the right, but not the obligation, to purchase					6	6
Diana Shipping Inc | Common stock
Related Party Transaction [Line Items]
Share exchange ratio	10	10	10	10
Number of shares distributed	8,820,240	8,820,240	8,820,240	8,820,240
Number of shares owned										8,820,240
Diana Shipping Inc | Series B Preferred Stock
Related Party Transaction [Line Items]
Number of shares distributed	0	0	0	0
Preferred stock, shares issued	500,000	500,000	500,000	500,000
Number of votes | Vote				2,000
Maximum percentage of total number of votes entitled to vote including common stock or any other voting security		49.00%
Diana Shipping Inc | Preferred stock Series C
Related Party Transaction [Line Items]
Number of shares distributed	10,000	10,000	10,000	10,000
Preferred stock, shares issued	10,000	10,000	10,000	10,000
Preferred share recorded at stated value | $	$ 1,000	$ 1,000	$ 1,000	$ 1,000
Preferred share recorded at fair value | $	$ 7,570	$ 7,570	$ 7,570	$ 7,570